ECONOMIC CONTEXT ON GROUP'S OPERATIONS (Details)			1 Months Ended		12 Months Ended
	Jan. 07, 2026 USD ($) item	Sep. 15, 2025	Oct. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Annual inflation rate					31.50%	117.70%
Country risk (in points)		14.56
Average exchange rate					1,447.8
International Monetary Fund
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Initial disbursement				$ 12,000,000,000
Central Bank of Argentina
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Period of lag					2 months
Increase in the upper limit of the exchange rate band					2.50%
Amount of foreign currency purchased					$ 563,000,000
Maximum
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Country risk (in points)					6
Maximum | Central Bank of Argentina
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Maximum amount under currency stabilization agreement with US Treasury			$ 20,000,000,000
Repo transaction with international banks | Central Bank of Argentina
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Maximum amount under repo transaction	$ 3,000,000,000
Number of international banks with whom repo transaction entered | item	6
Debt repayments on maturity	$ 4,200,000,000